13F-HR
                     Form 13F Holdings Report Initial Filing
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon  Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     495523


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alltel July 55 Call         OPTION              020039103       36       40     X    SOLE                       40
Bank of NY July 30 Call     OPTION              064057102       24      100     X    SOLE                      100
Bellsouth Jan 30 Call       OPTION              079860102     5756     8656     X    SOLE                     8656
CBS July 22.5 Call          OPTION              124857202       12       25     X    SOLE                       25
Comcast A Jan 25 Call       OPTION              20030N101     1166     1317     X    SOLE                     1317
Comcast A July 30 Call      OPTION              20030N101      124      422     X    SOLE                      422
NTL Inc July 22.5 Call      OPTION              62941W101       12       50     X    SOLE                       50
NTL Inc Sept 20 Call        OPTION              62941W101       38       70     X    SOLE                       70
Aramark Corp July 30 Call   OPTION              038521100       37      120     X    SOLE                      120
Time Warner July 15 Call    OPTION              887317105       35      151     X    SOLE                      151
Viacom B July 35 Call       OPTION              92553Q909        2       13     X    SOLE                       13
Altria Group Jan 80 Call    OPTION              02209S103      819     3275     X    SOLE                     3275
Western Gas July 40 Call    OPTION              958259103       99       50     X    SOLE                       50
Western Gas Oct 55 Call     OPTION              958259103       52       90     X    SOLE                       90
Allied Defense Group        COMMON              019118108     1438    65392     X    SOLE                    65392
Apria Healthcare Group Inc  COMMON              037933108      828    43800     X    SOLE                    43800
Alltel Corp                 COMMON              020039103    11343   177709     X    SOLE                   177709
Aviall Inc                  COMMON              05366B102    13154   276812     X    SOLE                   276812
Aztar Corp                  COMMON              054802103    25480   490382     X    SOLE                   490382
Bank of New York            COMMON              064057102    15422   478944     X    SOLE                   478944
CBS Corp-CL B               COMMON              124857202     1948    72032     X    SOLE                    72032
Comcast Corp-CL A           COMMON              20030N101    36219  1106254     X    SOLE                  1106254
Courtside Acquisition Corp  COMMON              22274N102     2600   500000     X    SOLE                   500000
CarrAmerica Realty Corp     COMMON              144418100    17090   383609     X    SOLE                   383609
Canada Southn Petroleum Ltd COMMON              135231108     1672   140490     X    SOLE                   140490
Trump Entertainment Resorts COMMON              89816T103     2089   103651     X    SOLE                   103651
Diagnostic Products Corp    COMMON              252450101    13852   238127     X    SOLE                   238127
Emmis Communications        COMMON              291525103     3364   215079     X    SOLE                   215079
Embarq Corp                 COMMON              29078E105     1310    31962     X    SOLE                    31962
Falconbridge Ltd            COMMON              306104100    40857   776356     X    SOLE                   776356
Winthrop Realty Trust       COMMON              976391102      690   116158     X    SOLE                   116158
Grubb & Ellis Realty Advsrs COMMON              400096202      135    20990     X    SOLE                    20990
WR Grace & Co.              COMMON              38388F108     1808   154497     X    SOLE                   154497
Kerr-Mcgee Corp             COMMON              492386107    19637   283155     X    SOLE                   283155
Liberty Media Holding Corp  COMMON              53071M302      866    10339     X    SOLE                    10339
Leap Wireless International COMMON              521863308    13282   279920     X    SOLE                   279920
Cheniere Energy Inc         COMMON              16411R208     4123   105729     X    SOLE                   105729
Loews Corp                  COMMON              540424108    19112   539123     X    SOLE                   539123
Altria Group Inc            COMMON              02209S103    18686   254472     X    SOLE                   254472
Maverick Tube corp          COMMON              577914104    20956   331627     X    SOLE                   331627
Inco Ltd                    COMMON              453258402    28017   425142     X    SOLE                   425142
NRG Energy                  COMMON              629377508       92     1902     X    SOLE                     1902
NTL Inc                     COMMON              62941W101     5783   232268     X    SOLE                   232268
Northwestern Corp           COMMON              668074305      838    24401     X    SOLE                    24401
Panamsat Holding Corp       COMMON              69831Y105     9505   380496     X    SOLE                   380496
Portland General Electric   COMMON              736508847       62     2497     X    SOLE                     2497
Ram Energy Resources Inc    COMMON              75130P109     1307   228465     X    SOLE                   228465
Resource America Inc        COMMON              761195205     1828    95933     X    SOLE                    95933
Riviera Holdings Corp       COMMON              769627100     1364    67526     X    SOLE                    67526
Aramark Corp                COMMON              038521100    19183   579384     X    SOLE                   579384
RSA Security Inc            COMMON              749719100    15298   564493     X    SOLE                   564493
Resource Capital Corp       COMMON              76120W302      615    47815     X    SOLE                    47815
Resource Capital Corp       COMMON              76120W302     1741   135307     X    SOLE                   135307
Sprint Nextel Corp          COMMON              852061100    26806  1340975     X    SOLE                  1340975
Star Maritime Acquisition   COMMON              85516E107     2540   250000     X    SOLE                   250000
Serologicals Corp           COMMON              817523103     6361   202325     X    SOLE                   202325
Sovereign Bancorp Inc       COMMON              845905108      308    15166     X    SOLE                    15166
Trizec Properties Inc       COMMON              89687P107    16655   581537     X    SOLE                   581537
Time Warner Inc             COMMON              887317105     6220   359535     X    SOLE                   359535
Ubiquitel inc               COMMON              903474302     5731   554298     X    SOLE                   554298
Viacom Inc-Class B          COMMON              92553P201     2640    73666     X    SOLE                    73666
Western Gas Resources Inc   COMMON              958259103    31937   533623     X    SOLE                   533623
Ascend Acquisition Corp     COMMON              04350H209      456    76056     X    SOLE                    76056
Grubb & Ellis Realty Advsrs COMMON              400096202     1282   200000     X    SOLE                   200000
General Finance Corp        COMMON              369822200     1622   202946     X    SOLE                   202946
Global Logistics Acquisitn  COMMON              379414204     3236   400000     X    SOLE                   400000
HD Partners Acquisition     COMMON              40415K209     1366   173959     X    SOLE                   173959
Ford Motor Cap Trst II 6.5% PREFERRED           345395206     4300   154694     X    SOLE                   154694
Archer-Daniels-Midld Spt 40 OPTION              039483102      634     2816     X    SOLE                     2816
Apria Hlthcare Group Spt 20 OPTION              037933108       77      438     X    SOLE                      438
Apria Hlthcare Group Dec 20 OPTION              037933108       69      339     X    SOLE                      339
Altria Group July 70 Put    OPTION              02209S103      144     2059     X    SOLE                     2059
Mittal Steel July 30 Put    OPTION              60684P101       25      299     X    SOLE                      299
NYSE July 60 Put            OPTION              62949W103       53      875     X    SOLE                      875
NYSE Aug 65 Puts            OPTION              6294W103       302      889     X    SOLE                      889
Courtside Acquisition Wrnts WARRANT             22274N110      440  1000000     X    SOLE                  1000000
Ram Energy Resources Wrnts  WARRANT             75130P117      513   315000     X    SOLE                   315000